Condensed Consolidated Statements of Cash Flows - USD ($)		6 Months Ended				12 Months Ended
		Sep. 30, 2024		Sep. 30, 2023		Mar. 31, 2024		Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before taxation		$ (1,161,471)		$ 872,075		$ (4,862,470)		$ (9,257,598)
Adjustments for:
Amortization – right-of-use assets		63,036		33,672		99,580
Depreciation – plant and equipment				3,696		3,696		1,007
Impairment losses (reversed) recognized in respect of trade receivables		10,018		10,840		(400)		5,032
Write-off of due from a related company	[1]					81,347
Bad debt written off						21,522		14,752
Finance costs		243,537		279,516		552,651		220,460
Share option awards		320,533		1,232,071		1,352,835		587,821
Share-based payments expenses on anti-dilution issuance of preferred shares	[2]	369,648
Net fair value loss of convertible loan notes		274,000	[3]	126,000	[3]	374,000	[4]	19,000	[4]
Net fair value (gain) loss of preferred shares		(3,539,648)	[5]	(5,044,000)	[5]	(4,101,000)	[6]	1,841,000	[6]
Operating cash flows before movements in working capital		(3,420,347)		(2,486,130)		(6,478,239)		(6,568,526)
Trade receivables		87,552		137,489		86,332		(43,726)
Other receivables, deposit, and prepayment		(210,466)		(90,946)		(210,936)		132,684
Contract assets		(18,028)		(47,196)		(42,365)		42,158
Due from a related company				(3,560)		(39,815)		(41,532)
Trade and other payables		589,091		682,003		841,155		(131,331)
Deferred revenue		51,885		(160,351)		(12,840)		18,955
Net cash used in operating activities		(2,920,313)		(1,968,691)		(5,856,708)		(6,591,318)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares		50
Proceeds from issuance of convertible loan notes				100,000		100,000		3,250,000
Advances from immediate holding company		713,719		200,000		5,345,423		600,000
Loans from immediate holding company		2,335,461		564,483		564,483		2,250,000
Loan from a related company								1,000,000
Repayment of lease liabilities		(104,715)		(37,065)		(109,754)
Repayment of loans from immediate holding company						(1,150,000)		(600,000)
Net cash generated from financing activities		2,944,515		827,418		4,750,152		6,500,000
NET DECREASE IN CASH AND CASH EQUIVALENTS		24,202		(1,141,273)		(1,106,556)		(91,318)
Cash and cash equivalents at the beginning of the year		76,620		1,183,176		1,183,176		1,274,494
CASH AND CASH EQUIVALENTS AT END OF YEAR		$ 100,822		$ 41,903		$ 76,620		$ 1,183,176

[1]	During the year ended 31 March 2024, the Group has fully written off the amount due from a related company, Diginex (Holdings) Limited, a company controlled by Rhino Ventures, of $81,347 (2023: $Nil).
[2]	In May 2024, the Group completed an $8.0 million capital raise, which triggered an anti-dilution clause in the Articles of Association and resulted in 151 Series A Preferred Shares of DSL being issued to HBM IV, Inc. with $Nil consideration. In connection with the issuance, share-based payments expenses of $369,648 are recognized during the period (30 September 2023: $Nil).
[3]	The Group has issued 8% convertible loan notes. At 30 September 2024, there were $4,350,000 notes outstanding (30 September 2023: $3,350,000). The notes were fair valued at the end of each reporting period, resulting in a loss of $274,000 during the period ended 30 September 2024 (30 September 2023: loss of $126,000).
[4]	During the year ended 31 March 2024 and 2023, the Group issued 8% convertible loan notes. At 31 March 2024, there were outstanding notes with aggregate face values of $3,350,000 (2023: $3,250,000). The notes were fair valued at the end of each reporting period, resulting in a loss of $374,000 for the year ended 31 March 2024 (2023: loss of $19,000).
[5]	The preferred shares were fair valued, using an equity allocation model at the end of each reporting period, which resulted in a gain of $3,539,648 for the period ended 30 September 2024 (30 September 2023: a gain of $5,044,000).
[6]	The preferred shares were fair valued, using an equity allocation model at the end of each reporting period, which resulted in a gain of $4,101,000 for the year ended 31 March 2024 (2023: loss of $1,841,000).